Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CLEAN VISION CORPORATION
Entity Central Index Key	0001391426
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false